N-4	Jul. 26, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Jul. 26, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following line items will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation.	Putnam VT Sustainable Future Fund – Class IB	1.07%[1]	-34.03%	5.71%	9.53%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund – Class IB	0.91%	-22.91%	10.48%	13.48%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation.	Putnam VT Sustainable Future Fund – Class IB	1.07%[1]	-34.03%	5.71%	9.53%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund – Class IB	0.91%	-22.91%	10.48%	13.48%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
First Trust Capital Strength Hedged Equity Portfolio – Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Hedged Equity Portfolio – Class I
Current Expenses [Percent]	1.25%
Putnam VT Sustainable Future Fund – Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund – Class IB
Current Expenses [Percent]	1.07%	[1]
Average Annual Total Returns, 1 Year [Percent]	(34.03%)
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Putnam VT Sustainable Leaders Fund – Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund – Class IB
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.91%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%

[1]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.